The Company's Capital Ratios (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Tier 1 common	$ 12,254	$ 10,737
Tier 1 capital	14,490	18,156
Total capital	18,177	21,967
Tier 1 common	9.22%	8.08%
Tier 1 capital	10.90%	13.67%
Total capital	13.67%	16.54%
Tier 1 leverage	8.75%	10.94%
Sun Trust Bank
Tier 1 capital	14,026	13,120
Total capital	$ 17,209	$ 16,424
Tier 1 capital	10.70%	10.05%
Total capital	13.13%	12.58%
Tier 1 leverage	8.69%	8.33%